Intangible assets, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 1,521,993	$ 1,585,794
Amortization of Intangible Assets	443,318	201,647	$ 6,842
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	443,318	201,647	6,842
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 602,959	201,647	$ 39,659
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Land Use Rights [Member] | Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 211,252	220,764
Land Use Rights [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 1,310,741	$ 1,365,030